Other Charges (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Other Operating Expense

	Year ended December 31
	2016	2017	2018
Restructuring charges (a)	$31.9	$28.9	$35.4
Loss on pension annuity purchase (note 19)	—	1.9	—
Toronto transition costs (note 8)	—	1.6	13.2
Accelerated amortization of unamortized deferred financing costs (b)	—	—	1.2
Other (c)	(6.4)	4.6	11.2
	$25.5	$37.0	$61.0

Disclosure of Detailed Information about Restructuring and Related Costs	Our restructuring charges were comprised of the following:

	Year ended December 31
	2016	2017	2018
Cash charges	$10.7	$25.1	$35.2
Non-cash charges	21.2	3.8	0.2
	$31.9	$28.9	$35.4